Shareholders' Equity - Regulatory Capital (Details) $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
U.S. Bancorp
Minimum
Common equity tier 1 capital as a percent of risk-weighted assets	0.076
Tier 1 capital as a percent of risk-weighted assets	0.091
Total risk-based capital as a percent of risk-weighted assets	0.111
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.040
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	0.030
Well- Capitalized
Common equity tier 1 capital as a percent of risk-weighted assets	0.065
Tier 1 capital as a percent of risk-weighted assets	0.080
Total risk-based capital as a percent of risk-weighted assets	0.100
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.050
Capital conservation buffer	0.031	0.025
U.S. Bancorp | Basel III standardized approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 47,877	$ 44,947
Tier 1 capital	55,129	52,199
Total risk-based capital	64,375	61,921
Risk-weighted assets	$ 450,498	$ 453,390
Common equity tier 1 capital as a percent of risk-weighted assets	0.106	0.099
Tier 1 capital as a percent of risk-weighted assets	0.122	0.115
Total risk-based capital as a percent of risk-weighted assets	0.143	0.137
Tier 1 capital as a percent of adjusted quarterly average assets	0.083	0.081
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.068	0.066
U.S. Bank National Association
Minimum
Common equity tier 1 capital as a percent of risk-weighted assets	0.070
Tier 1 capital as a percent of risk-weighted assets	0.085
Total risk-based capital as a percent of risk-weighted assets	0.105
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.040
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	0.030
Well- Capitalized
Common equity tier 1 capital as a percent of risk-weighted assets	0.065
Tier 1 capital as a percent of risk-weighted assets	0.080
Total risk-based capital as a percent of risk-weighted assets	0.100
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	0.050
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	0.030
Capital conservation buffer	0.025	0.025
U.S. Bank National Association | Basel III standardized approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 59,866	$ 58,194
Tier 1 capital	60,311	58,638
Total risk-based capital	69,947	68,817
Risk-weighted assets	$ 443,426	$ 445,829
Common equity tier 1 capital as a percent of risk-weighted assets	0.135	0.131
Tier 1 capital as a percent of risk-weighted assets	0.136	0.132
Total risk-based capital as a percent of risk-weighted assets	0.158	0.154
Tier 1 capital as a percent of adjusted quarterly average assets	0.093	0.092
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.076	0.075